Fair Value of Financial Instruments (Carrying Values and Fair Values or Approximate Fair Values of Long-Term Borrowings) (Details)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value of Financial Instruments
Long-term borrowings	$ 101,534,000,000	¥ 8,402,917,000,000	¥ 7,199,061,000,000
Long-term borrowings, Fair value	$ 98,830,000,000	¥ 8,179,000,000,000	¥ 6,984,000,000,000